Supplementary Financial Statement Information - Schedule of Disaggregated Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 515	$ 10,959	$ 299
Revenues from licensing agreement [Member]
Disaggregation of Revenue [Line Items]
Revenues		10,000
Revenues from the sales of goods [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 515	$ 959	$ 299